Federated Capital Income Fund
A Portfolio of Federated Income Securities Trust
Class A Shares (TICKER CAPAX)
Class B Shares (TICKER CAPBX)
Class C Shares (TICKER CAPCX)
Class F Shares (TICKER CAPFX)
Class R Shares (ticker caprx)
Institutional Shares (TICKER CAPSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED jANUARY 31, 2014
Under the heading entitled “Fund Management,” please delete the information regarding Christopher J. Smith and replace it with the following:
“Jerome D. Conner, Portfolio Manager, has been the Fund's portfolio manager since April 2014.”
April 8, 2014
Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452113 (4/14)